Severance Indemnities and Pension Plans (Expected Amounts that Will be Amortized from Accumulated OCI in Next Fiscal Year) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Expected amounts that will be amortized from Accumulated OCI in next fiscal year:
Net actuarial loss	¥ 5,395
Prior service cost	(1,269)
Total	4,126
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Expected amounts that will be amortized from Accumulated OCI in next fiscal year:
Net actuarial loss	7,731
Prior service cost	(3,056)
Total	4,675
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Expected amounts that will be amortized from Accumulated OCI in next fiscal year:
Net actuarial loss	1,130
Prior service cost	(1,916)
Total	¥ (786)